UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21148
Investment Company Act File Number

Eaton Vance Insured New York Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.5%

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 0.9%
$1,750	New York, 5.25%, 1/15/33(1)	$1,761,130

		$1,761,130

Hospital — 0.3%
$640	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	$480,339

		$480,339

Industrial Development Revenue — 2.7%
$4,245	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$3,875,388
1,440	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,356,408

		$5,231,796

Insured-Electric Utilities — 7.8%
$5,000	Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,488,600
3,685	Long Island Power Authority, Electric System Revenue, (NPFG), 4.25%, 5/1/33	2,987,135
7,210	New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	6,532,332

		$15,008,067

Insured-Escrowed/Prerefunded — 1.6%
$8,615	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$3,091,234

		$3,091,234

Insured-General Obligations — 12.1%
$2,290	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,417,438
2,390	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,564,542
200	East Northport Fire District, (AGC), 4.50%, 11/1/19	221,684
200	East Northport Fire District, (AGC), 4.50%, 11/1/20	218,436
200	East Northport Fire District, (AGC), 4.50%, 11/1/21	216,932
200	East Northport Fire District, (AGC), 4.50%, 11/1/22	215,886
200	East Northport Fire District, (AGC), 4.50%, 11/1/23	214,862
235	Eastchester Union Free School District, (FSA), 3.25%, 6/15/19	226,103
245	Eastchester Union Free School District, (FSA), 3.50%, 6/15/20	237,603
255	Eastchester Union Free School District, (FSA), 3.75%, 6/15/21	250,627
265	Eastchester Union Free School District, (FSA), 4.00%, 6/15/22	263,590
175	Eastchester Union Free School District, (FSA), 4.00%, 6/15/23	173,444
175	Freeport, (AGC), 5.00%, 10/15/19	198,107
185	Freeport, (AGC), 5.00%, 10/15/20	206,577
195	Freeport, (AGC), 5.00%, 10/15/21	216,567
830	Freeport Union Free School District, (AGC), 4.00%, 4/1/23	841,910
870	Freeport Union Free School District, (AGC), 4.00%, 4/1/24	879,257
1,110	Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,107,747
820	Longwood Center School District Suffolk County, (AGC), 4.15%, 6/1/23	811,259
860	Longwood Center School District Suffolk County, (AGC), 4.25%, 6/1/24	847,083
685	New Rochelle School District, (AGC), 3.75%, 11/15/19	694,700
715	New Rochelle School District, (AGC), 4.00%, 11/15/20	727,391
2,250	New York, (FSA), 5.00%, 4/1/22	2,321,347
1,750	New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,702,960
175	Rockville Centre, (FSA), 4.50%, 10/15/20	186,881
175	Rockville Centre, (FSA), 4.50%, 10/15/21	185,692
175	Rockville Centre, (FSA), 4.50%, 10/15/22	184,730
1,065	Syracuse, (AGC), 5.00%, 6/15/19	1,111,690

Principal
Amount
(000’s omitted)	Security	Value
$785	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	$840,649
825	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	870,367
905	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	953,915
950	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	994,317

		$23,104,293

Insured-Hospital — 13.9%
$7,250	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	$7,223,248
4,355	New York Dormitory Authority, (Hudson Valley Hospital Center), (BHAC), (FSA), 5.00%, 8/15/36	4,366,279
4,830	New York Dormitory Authority, (Maimonides Medical Center), (NPFG), 5.00%, 8/1/33	4,751,368
10,000	New York Dormitory Authority, (Presbyterian Hospital), (BHAC), (FSA), (FHA), 5.25%, 2/15/31(1)	10,210,800

		$26,551,695

Insured-Lease Revenue/Certificates of Participation — 5.6%
$8,120	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$6,501,928
4,050	New York City, Transitional Finance Authority, (BHAC), 5.50%, 7/15/38(2)	4,261,936

		$10,763,864

Insured-Other Revenue — 7.4%
$3,985	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$3,863,378
4,250	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	4,302,402
7,820	New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	6,002,476

		$14,168,256

Insured-Private Education — 39.5%
$4,000	Madison County Industrial Development Agency, (Colgate University), (NPFG), 5.00%, 7/1/39(3)	$3,963,160
16,500	New York City Industrial Development Agency, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/41(1)	16,540,425
11,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	10,358,165
10,750	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,827,507
40	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38	40,288
3,500	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	3,450,510
4,250	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	4,273,290
9,985	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/32	10,034,426
3,750	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,706,613
8,500	New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38	8,561,285
5,555	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	1,250,431
8,455	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	1,691,000
4,000	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	749,600

		$75,446,700

Insured-Public Education — 1.3%
$1,000	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$895,980
1,750	New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,673,910

		$2,569,890

Insured-Solid Waste — 1.7%
$1,790	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,031,469
1,090	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	553,099
3,735	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	1,665,773

		$3,250,341

Principal
Amount
(000’s omitted)	Security	Value
Insured-Special Tax Revenue — 27.1%
$14,560	Metropolitan Transportation Authority, (FSA), 5.00%, 11/15/32(1)	$14,361,693
10,000	New York City, Transitional Finance Authority, (FGIC), (FSA), 5.00%, 7/15/31(1)	9,855,300
3,740	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,123,349
3,805	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	3,319,216
2,415	New York State Housing Finance Agency, (FSA), 5.00%, 3/15/37	2,414,807
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	359,640
4,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	646,200
83,445	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	9,219,838
18,440	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	1,910,015
11,605	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	1,124,060
1,310	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	1,337,353
4,185	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	4,248,821

		$51,920,292

Insured-Transportation — 26.8%
$22,500	Metropolitan Transportation Authority, (FSA), 5.00%, 11/15/30(1)	$22,595,625
4,195	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	4,696,638
5,600	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/24(1)	5,900,720
11,000	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33(1)	11,072,380
3,145	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,754,265
4,200	Triborough Bridge and Tunnel Authority, (NPFG), 5.00%, 11/15/32	4,213,986

		$51,233,614

Insured-Water and Sewer — 11.8%
$300	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$327,162
3,835	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	4,130,678
6,500	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	6,534,580
10,000	New York City Municipal Water Finance Authority, (Water and Sewer System), (BHAC), (NPFG), 5.125%, 6/15/34(1)	10,028,300
1,475	Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	1,469,307

		$22,490,027

Lease Revenue/Certificates of Participation — 7.1%
$4,000	Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	$3,982,920
9,750	New York Dormitory Authority, (North General Hospital), 5.00%, 2/15/25	9,685,747

		$13,668,667

Private Education — 0.9%
$1,630	Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	$1,630,587

		$1,630,587

Total Tax-Exempt Investments — 168.5% (identified cost $335,870,793)		$322,370,792

Short-Term Investments — 2.6%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/09	$4,872	$4,872,359

		$4,872,359

Total Short-Term Investments — 2.6% (identified cost $4,872,359)		$4,872,359

Total Investments — 171.1% (identified cost $340,743,152)		$327,243,151

Other Assets, Less Liabilities — (71.1)%		$(135,976,087)

Net Assets — 100.0%		$191,267,064

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 91.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 29.5% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	167 U.S. Treasury Bond	Short	$(19,585,407)	$(19,766,016)	$(180,609)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$4,637,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(417,448)
Merrill Lynch Capital Services, Inc.	12,300,000	4.517	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(534,019)

					$(951,467)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,132,076.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$201,675,335

Gross unrealized appreciation	$4,940,787
Gross unrealized depreciation	(19,247,971)

Net unrealized depreciation	$(14,307,184)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$322,370,792	$—	$322,370,792
Short-Term Investments	—	4,872,359	—	4,872,359

Total	$—	$327,243,151	$—	$327,243,151

Liability Description
Futures Contracts	$(180,609)	$—	$—	$(180,609)
Interest Rate Swaps	—	(951,467)	—	(951,467)

Total	$(180,609)	$(951,467)	$—	$(1,132,076)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 28, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 28, 2009